Details of Income Statement Items (Financing Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing income [Abstract]
Interest income from banks and others	$ 8	$ 3	$ 1
Financing income recorded in relation to employee benefits	0	7	0
Net change in fair value of derivative financial instruments	83	0	104
Net gain from changes in exchange rates	0	46	0
Finance income	91	56	105
Financing expenses [Abstract]
Interest expenses to banks and others	128	117	120
Financing expenses in relation to employee's benefits plans	39	0	38
Banks and finance institutions commissions (mainly commission on early repayment of loans)	0	18	16
Net change in fair value of derivative financial instruments	0	101	0
Net loss from changes in exchange rates	72	0	78
Financing expenses	239	236	252
Net of borrowing costs capitalized	19	22	23
Finance expenses	220	214	229
Net financing expenses recorded in the income statements	$ 129	$ 158	$ 124